SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

Deutsche Variable NAV Money Fund
Capital Shares
The following information replaces the existing similar disclosure under “MINIMUM INITIAL INVESTMENT” in the “PURCHASE AND SALE OF FUND SHARES” sub-heading of the fund’s summary prospectus:
Minimum Initial Investment
The minimum initial investment is $25,000,000 and there is no minimum additional investment.
The fund reserves the right to modify the investment minimum.
Please Retain This Supplement for Future Reference
September 8, 2017
PROSTKR-941